Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Non-current Assets [Abstract]
Disclosure of information for cash-generating units [text block]

	As of December 31,
in 000€	2020	2019*	2018
CGU: MAT Software	3,241	3,241	3,241
CGU: e-Prototypy	749	800	794
CGU: ACTech	8,812	8,812	8,812
CGU: OrthoView	4,445	4,683	4,467
CGU: MAT NV Manufacturing (Metal)	177	177	177
CGU: Engimplan	−	1,894	−
CGU: RS Print	2,918	−	−

Total	20,342	19,607	17,491

* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.

Disclosure of reconciliation of changes in goodwill [text block]

in 000€	Gross	Impair- ment	Total
At January 1, 2018	17,656	(104)	17,552
Additions	−	−	−
Impairment	−	−	−
Currency translation	(61)	−	(61)
At December 31, 2018	17,595	(104)	17,491
Additions	1,864	−	1,864
Currency translation	252	−	252
At December 31, 2019*	19,711	(104)	19,607
Additions	2,918	−	2,918
Impairment	−	(1,367)	(1,367)
Currency translation	(816)	−	(816)
At December 31, 2020	21,813	(1,471)	20,342

Disclosure of sensitivity analysis Engimplan impairment [text block]
Sensitivity analysis Engimplan impairment	As of December 31,2020
Relevant assumption	Change applied	Evolution of the value-in-use	in 000€
WACC	1%		630
WACC	-1%		(510)
Perpetual Growth	3.5%		1,340
Perpetual Growth	-3.5%		(655)
Revenue & gross profit growth	5%		1,960
Revenue & gross profit growth	-5%		(1,960)